Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	Goodwill
See accounting policies in notes 38(I) and (L)(ii).

At January 1, 2022	$3,978,065
Additions from acquisition (note 34(D))	33,800,276
Impairment loss (note 7(a)(iv))	(3,272,253)
Exchange differences	(705,812)
At December 31, 2022 and January 1, 2023	33,800,276
Adjustment of non-controlling interests	(729,885)
Impairment loss	(3,900,268)
At December 31, 2023	$29,170,123
Impairment tests for cash-generating units (“CGU”) containing goodwill
The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.
Prevention and Diagnostics services of Prenetics EMEA
The goodwill balance arose from the acquisition of Prenetics EMEA in 2018 representing the excess of the purchase consideration over the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed, which had been fully impaired at December 31, 2022.
Cancer genetic testing services within the Diagnostics segment
The goodwill associated with cancer genetic testing services within the Diagnostics segment arose when that business was acquired by the Group at December 30, 2022. It comprises of a CGU responsible for the related operations based in Hong Kong, Taiwan and Thailand.
Sales of medical diagnostics products within the Diagnostics segment
The goodwill associated with sales of medical diagnostics products within the Diagnostics segment arose when that business was acquired by the Group at December 30, 2022. It represents a CGU responsible for the related operations based in the United Kingdom.
Below is the summary of ACT Genomics goodwill balance allocated to the Group’s CGUs:

	2023	2022
Cancer genetic testing services within the Diagnostics segment	$28,319,438	$30,639,976
Sales of medical diagnostics products within the Diagnostics segment	850,685	3,160,300
	$29,170,123	$33,800,276
CGUs of cancer genetic testing services and sales of medical diagnostics products
The recoverable amounts of the CGU of cancer genetic testing services and the CGU of sales of medical diagnostics products were determined based on value-in-use calculations. These calculations use cash flow projections based on financial budgets approved by management covering six years period and a terminal growth rate thereafter. This projections for a period of greater than five years have been used on the basis that a longer projection period facilitates a comprehensive evaluation of the future prospects and stability of both CGUs, allowing for a thorough consideration of potential technological advancements that could impact the long-term performance. Cash flows beyond the six years period are extrapolated using the estimated average growth rates stated below. The key assumptions used in the estimation of the recoverable amounts of the two CGUs are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and are based on historical data from external and internal sources.

	2023	2022
CGU of cancer genetic testing services
Pre-tax discount rate	21.9%	19.5%
Terminal value growth rate	3.0%	3.0%
Average revenue growth rate	24.7%	31.1%
CGU of sales of medical diagnostics products
Pre-tax discount rate	21.7%	19.6%
Terminal value growth rate	3.0%	3.0%
Average revenue growth rate	12.0%	18.3%
Pre-tax discount rate represents the current market assessment of the risks specific to the relevant CGU, regarding the time value of money and individual risks of the underlying assets which have not been incorporated in the cash flow estimates. The pre-tax discount rate calculation is based on the specific circumstances of the Group and its operating segments and derived from its weighted average cost of capital (“WACC”). The WACC is calculated based on the weighted value of the cost of equity which is derived from the expected return on investment by the Group’s investors, and the cost of debt which is derived from the market lending rate for peer companies.
The cash flow projections included specific estimates for six years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.
Average revenue growth rate was estimated taking into account past experience and anticipated market share gains on existing products.
At December 31, 2022, the recoverable amounts of the CGU of cancer genetic testing services and the CGU of sales of medical diagnostics products based on the estimated value-in-use calculations were higher than the carrying amounts of the respective CGUs. Accordingly, no impairment for goodwill is considered necessary.
Any reasonably possible changes in the key assumptions used in the value-in-use assessment model would not affect management’s view on impairment at December 31, 2022.
At December 31, 2023, the CGU cancer genetic testing services and the CGU sales of medical diagnostics products were determined to be impaired and the related amount of goodwill of $1,658,897 and $2,241,371, were impaired. The impairment loss has been included in profit or loss.
CGUs Prevention EMEA and Diagnostics EMEA
The recoverable amounts of the CGU Prevention EMEA and CGU Diagnostics EMEA were determined based on value-in-use calculations.
In September 2022, the Group implemented a restructuring plan for its UK business so as to streamline the resources on new business opportunity and to allow capacity to pursue other more sustainable business opportunities in the UK. The management considered this development represented indicators of impairment for the CGU Prevention EMEA and CGU Diagnostics EMEA and has performed the impairment assessments. The calculation of recoverable amounts of the CGU Prevention EMEA use cash flow projections based on financial budgets approved by management covering six years period and a terminal growth rate thereafter. Cash flows beyond six years period are extrapolated using the estimated average growth rates stated below. The calculation of recoverable amounts of the CGU Diagnostics EMEA use cash flow projections based on financial budgets approved by management covering the expected remaining period of the business.
The key assumptions used in the estimation of the recoverable amounts of the two CGUs are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and are based on historical data from external and internal sources.

2022
CGU Prevention EMEA
Pre-tax discount rate	16.8%
Terminal value growth rate	3.2%
Average revenue growth rate	25.1%
CGU Diagnostics EMEA
Pre-tax discount rate	16.8%
Terminal value growth rate	N/A
Average revenue growth rate	N/A
Pre-tax discount rate represents the current market assessment of the risks specific to the relevant CGU, regarding the time value of money and individual risks of the underlying assets which have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and its operating segments and derived from its WACC. The WACC is calculated based on the weighted value of the cost of equity which is derived from the expected return on investment by the Group’s investors, and the cost of debt which is derived from the market lending rate for peer companies.
At September 30, 2022, the CGU Prevention EMEA and CGU Diagnostics EMEA were determined to be impaired and the related full amount of goodwill of $703,534 and $2,568,719, were impaired, respectively. The impairment loss has been included in profit or loss under restructuring costs in relation to diagnostic business (see note 10(a)(iv)).